Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As a result of the rules adopted by the SEC under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K
(“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our Principal Executive Officer or PEO) and average “compensation actually paid” to our other NEOs and certain metrics of our financial performance for the last three years, in each case, calculated in accordance with the PvP Rules.
For purposes of this disclosure, “compensation actually paid” or “CAP” to our PEO and other NEOs represents an amount calculated based on the SEC’s prescribed formula. CAP is not compensation actually earned by or paid to our named executive officers in each respective year. Neither the Compensation Committee nor the executives of our Company directly used the information in this table or the related disclosures when making compensation decisions for 2025. For details about the Company’s pay-for-performance
philosophy and how the Compensation Committee makes its decisions about executive pay, see the Compensation Discussion and Analysis beginning on page 26 of this proxy statement.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs 2	Total Shareholder Return 3	Peer Total Shareholder Return 3	Net Income/ (Loss) (in millions)	Company-Selected Measure: Non-GAAP EPS 4
2025	$12,013,915	$9,776,672	$3,291,323	$3,014,275	$116	$144	$419	$4.97
2024	$11,640,272	$7,852,214	$3,193,394	$2,322,504	$107	$126	$398	$4.74
2023	$10,005,729	$4,941,292	$2,807,442	$1,705,337	$115	$122	$436	$4.50
2022	$8,255,135	$9,962,917	$2,945,446	$3,402,202	$121	$120	$566	$5.38
2021	$10,786,180	$28,293,056	$3,854,485	$7,569,084	$114	$124	$660	$5.05

1
The dollar amounts reported in this column represent the CAP to our PEO, Mr. Bergman, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bergman during the applicable year.
2
The dollar amounts reported in this column represent the CAP to our
Non-PEO
NEOs as a group, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year.
3
Cumulative shareholder returns reflect $100 invested as of market close on December 26, 2020, the final trading day of the Company’s fiscal year ended December 26, 2020 (“fiscal 2020”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the year ended December 27, 2025, as filed with the SEC on February 24, 2026.
4
Reflects the Company’s selected measure of
Non-GAAP
EPS which is consistently calculated for each year reflected in the table (see chart below). The adjusted EPS used in the incentive plans (HSIP and PSUs) may reflect other adjustments.

	2021	2022	2023	2024	2025
GAAP diluted EPS from continuing operations attributable to Henry Schein, Inc.
	$4.45	$3.91	$3.16	$3.05	$3.27

Non-GAAP Adjustments, net of tax and attribution to noncontrolling interests:
Restructuring and integration costs	$0.03	$0.74	$0.40	$0.62	$0.59
Acquisition intangible amortization	Excluded	Excluded	$0.70	$0.88	$0.90
Litigation settlements	$0.08	-	-	$0.03	$0.03
Cybersecurity Incident-insurance proceeds, net of third-party advisory expenses	-	-	$0.06	$(0.18)	$(0.12)
Impairment of intangible assets	Excluded	$0.16	$0.04	-	$0.10
Impairment of capitalized assets	-	-	$0.14	$0.05	-
Change in contingent consideration	-	-	-	$0.28	$0.02
Costs associated with shareholder advisory matters and select value creation consulting costs	-	-	-	$0.01	$0.22
Gain on sale of equity investments	$(0.05)

Non-GAAP diluted EPS attributable to Henry Schein, Inc., as presented	$4.51	$4.81	$4.50	$4.74	$4.97
Reconciling items to present non-GAAP diluted EPS attributable to Henry Schein, Inc. on a consistent basis:
Acquisition intangible amortization	$0.54	$0.57	-	-	-

Non-GAAP diluted EPS attributable to Henry Schein, Inc., on a consistent basis 1	$5.05	$5.38	$4.50	$4.74	$4.97

1
The Company revised its calculation of
non-GAAP
diluted EPS in fiscal 2023. As such, the Company adjusted the calculation of non-GAAP
diluted EPS for fiscal 2021 and fiscal 2022 to be consistent with the calculation of non-GAAP
diluted EPS used in fiscal 2023, fiscal 2024 and fiscal 2025.
Reconciliation Tables
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total (a)	Less Equity Deduction from SCT Total 1 (b)	Value of Current Year Equity Awards at Year-end 2 (c)	Change in Value of Unvested Prior Year Awards During Year 3 (d)	Change in Value of Prior Year Awards That Vested During Year 4 (e)	Total Compensation Actually Paid 5 (a + b + c + d + e)
2025	$12,013,915	($7,764,800)	$6,864,566	($1,342,042)	$5,033	$9,776,672
2024	$11,640,272	$7,764,800	$5,395,792	($1,428,384)	$9,334	$7,852,214
2023	$10,005,729	($7,395,000)	$4,370,663	($1,726,122)	($313,978)	$4,941,292
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$28,293,056

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our
non-PEO
NEOs by year are as follows: 2025 – Messrs. South, Mlotek, Ettinger and Albertini; 2024 and 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total (a)	Less Equity Deduction from SCT Total 1 (b)	Value of Current Year Equity Awards at Year-end 2 (c)	Change in Value of Unvested Prior Year Awards During Year 3 (d)	Change in Value of Prior Year Awards That Vested During Year 4 (e)	Total Compensation Actually Paid 5 (a – b + c + d + e)
2025	$3,291,323	($1,775,000)	$1,620,351	($122,673)	$274	$3,014,275
2024	$3,193,394	($1,703,125)	$1,187,862	($364,536)	$8,909	$2,322,504
2023	$2,807,442	($1,565,500)	$1,063,479	($555,301)	($44,784)	$1,705,337
2022	$2,945,446	($1,441,433)	$1,179,477	$353,110	$365,601	$3,402,202
2021	$3,854,485	($2,174,430)	$2,805,529	$3,118,145	($34,646)	$7,569,084

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The Company grants PSUs to executive officers annually, although no such grant was made during 2021. The Company also grants RSUs to executive officers annually. Such grants cliff-vest on the fourth anniversary of the grant. During 2021, certain equity awards were granted as RSUs that vested 50% on the first anniversary of the grant in 2022 and 50% on the second anniversary of the grant in 2023.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2024, and on vesting dates for awards that vested during 2025 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal year 2025. All of the options granted to NEOs are fully vested and none have been exercised as of year-end
2025.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2024	$70.42	$86.27	3.2	28.1%	4.50%	0%	$12.39
2025 Vesting	$70.58	$86.27	3.0	28.1%	4.15%	0%	$11.47

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	Our
non-PEO
	NEOs by year are as follows: 2025 – Messrs. South, Mlotek, Ettinger and Albertini; 2024 and 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.
Peer Group Issuers, Footnote	Cumulative shareholder returns reflect $100 invested as of market close on December 26, 2020, the final trading day of the Company’s fiscal year ended December 26, 2020 (“fiscal 2020”); Peer Total Shareholder Return based on Dow Jones U.S. Health Care Index; see Stock Performance Graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the year ended December 27, 2025, as filed with the SEC on February 24, 2026.
PEO Total Compensation Amount	$ 12,013,915	$ 11,640,272	$ 10,005,729	$ 8,255,135	$ 10,786,180
PEO Actually Paid Compensation Amount	$ 9,776,672	7,852,214	4,941,292	9,962,917	28,293,056
Adjustment To PEO Compensation, Footnote
Reconciliation Tables
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to CAP to our PEO. Mr. Bergman served as our only PEO for each year.

			Equity Addition to SCT Total for PEO
Year	SCT Total (a)	Less Equity Deduction from SCT Total 1 (b)	Value of Current Year Equity Awards at Year-end 2 (c)	Change in Value of Unvested Prior Year Awards During Year 3 (d)	Change in Value of Prior Year Awards That Vested During Year 4 (e)	Total Compensation Actually Paid 5 (a + b + c + d + e)
2025	$12,013,915	($7,764,800)	$6,864,566	($1,342,042)	$5,033	$9,776,672
2024	$11,640,272	$7,764,800	$5,395,792	($1,428,384)	$9,334	$7,852,214
2023	$10,005,729	($7,395,000)	$4,370,663	($1,726,122)	($313,978)	$4,941,292
2022	$8,255,135	($3,971,000)	$2,850,094	$1,434,350	$1,394,338	$9,962,917
2021	$10,786,180	($5,770,209)	$7,378,604	$15,932,034	($33,552)	$28,293,056

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2024, and on vesting dates for awards that vested during 2025 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal year 2025. All of the options granted to NEOs are fully vested and none have been exercised as of year-end
2025.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2024	$70.42	$86.27	3.2	28.1%	4.50%	0%	$12.39
2025 Vesting	$70.58	$86.27	3.0	28.1%	4.15%	0%	$11.47

Non-PEO NEO Average Total Compensation Amount	$ 3,291,323	3,193,394	2,807,442	2,945,446	3,854,485
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,014,275	2,322,504	1,705,337	3,402,202	7,569,084
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth a reconciliation from the SCT to CAP to our average
Non-PEO
NEO. Our
non-PEO
NEOs by year are as follows: 2025 – Messrs. South, Mlotek, Ettinger and Albertini; 2024 and 2023 – Messrs. South, Mlotek, Ettinger and Breslawski; 2022 - Messrs. South, Paladino, Connett, Mlotek and Breslawski; 2021 - Messrs. Paladino, Benjamin, Mlotek and Breslawski.

			Equity Addition to SCT Total for Non-PEO NEOs
Year	SCT Total (a)	Less Equity Deduction from SCT Total 1 (b)	Value of Current Year Equity Awards at Year-end 2 (c)	Change in Value of Unvested Prior Year Awards During Year 3 (d)	Change in Value of Prior Year Awards That Vested During Year 4 (e)	Total Compensation Actually Paid 5 (a – b + c + d + e)
2025	$3,291,323	($1,775,000)	$1,620,351	($122,673)	$274	$3,014,275
2024	$3,193,394	($1,703,125)	$1,187,862	($364,536)	$8,909	$2,322,504
2023	$2,807,442	($1,565,500)	$1,063,479	($555,301)	($44,784)	$1,705,337
2022	$2,945,446	($1,441,433)	$1,179,477	$353,110	$365,601	$3,402,202
2021	$3,854,485	($2,174,430)	$2,805,529	$3,118,145	($34,646)	$7,569,084

1
Represents the grant date fair value of equity-based awards made during the fiscal year based on the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
2
Represents the
year-end
fair value of equity awards that were made during the fiscal year (no grants made during a fiscal year vested during the same fiscal year).
3
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
4
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
5
SCT total, less SCT equity grant date fair value, plus
year-end
fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end,
plus the change in fair value of equity awards that vested during the year.
The Company grants PSUs to executive officers annually, although no such grant was made during 2021. The Company also grants RSUs to executive officers annually. Such grants cliff-vest on the fourth anniversary of the grant. During 2021, certain equity awards were granted as RSUs that vested 50% on the first anniversary of the grant in 2022 and 50% on the second anniversary of the grant in 2023.
The Company granted stock options to executive officers in 2021 and 2022 as part of the annual equity grant. Grants vest and become exercisable in one-third
increments on the first three anniversaries of the grant and expire on the 10 th
anniversary of the grant (subject to earlier expiration based on certain employment terminations). Fair values at time of the grant, at year-end
2024, and on vesting dates for awards that vested during 2025 were all determined using the Black-Scholes model. The table below summarizes the option fair values and related assumptions used to calculate CAP for fiscal year 2025. All of the options granted to NEOs are fully vested and none have been exercised as of year-end
2025.

Valuation Purpose for PVP	HSIC Stock Price	HSIC Option Exercise Price	Expected Term (years)	Stock Price Volatility	Risk-free Interest Rate	Dividend Yield	Option Fair Value
Year-end 2024	$70.42	$86.27	3.2	28.1%	4.50%	0%	$12.39
2025 Vesting	$70.58	$86.27	3.0	28.1%	4.15%	0%	$11.47

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2021 through 2025 versus the Dow Jones U.S. Health Care Index.
Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our net income during fiscal years 2021 through 2025.
Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our non-GAAP EPS during fiscal years 2021 through 2025.
Total Shareholder Return Vs Peer Group	The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2021 through 2025 versus the Dow Jones U.S. Health Care Index.
Tabular List, Table
Most Important Financial Measures
The following table sets forth financial performance measures that we considered to be the most important in how CAP was linked to Company performance during 2024. As discussed in the Compensation Discussion and Analysis beginning on page 26 of this proxy statement, the annual HSIP uses adjusted EPS as a financial metric for all NEOs and cumulative EPS is a financial metric used for PSU grants for the 2022-2024, 2023-2025, 2024-2026 and 2025-2027 cycles (no PSU grants were made for 2021-2023). The annual HSIP also uses revenue and adjusted operating income as a financial metric for our NEOs. The PSU grants for the 2023-2025, 2024-2026 and 2025-2027 cycle also include Return on Invested Capital as a financial metric.

Key Financial Measures
Adjusted EPS 1
Revenues 2
Adjusted Operating Income 3
Return on Invested Capital 4

Total Shareholder Return Amount	$ 116	107	115	121	114
Peer Group Total Shareholder Return Amount	144	126	122	120	124
Net Income (Loss)	$ 419,000,000	$ 398,000,000	$ 436,000,000	$ 566,000,000	$ 660,000,000
Company Selected Measure Amount	4.97	4.74	4.5	5.38	5.05
PEO Name	Mr. Bergman
Percentage of Award Vesting			50.00%	50.00%
Stock Price Maximum		$ 70.42
Option Exercise Price Maximum		$ 86.27
Expected Term Maximum		3 years 2 months 12 days
Stock Price Volatility Maximum		28.10%
Riskfree Interest Rate Maximum		4.50%
Dividend Yield		0.00%
Option Fair Value Maximum		$ 12.39
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Reflects the Company’s selected measure of
Non-GAAP
	EPS which is consistently calculated for each year reflected in the table (see chart below). The adjusted EPS used in the incentive plans (HSIP and PSUs) may reflect other adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Vesting Awards [Member]
Pay vs Performance Disclosure
Stock Price Maximum	$ 70.58
Option Exercise Price Maximum	$ 86.27
Expected Term Maximum	3 years
Stock Price Volatility Maximum	28.10%
Riskfree Interest Rate Maximum	4.15%
Dividend Yield	0.00%
Option Fair Value Maximum	$ 11.47
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,764,800)	$ (7,764,800)	$ (7,395,000)	$ (3,971,000)	$ (5,770,209)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,864,566	5,395,792	4,370,663	2,850,094	7,378,604
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,342,042)	(1,428,384)	(1,726,122)	1,434,350	15,932,034
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,033	9,334	(313,978)	1,394,338	(33,552)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,775,000)	(1,703,125)	(1,565,500)	(1,441,433)	(2,174,430)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,620,351	1,187,862	1,063,479	1,179,477	2,805,529
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,673)	(364,536)	(555,301)	353,110	3,118,145
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 274	$ 8,909	$ (44,784)	$ 365,601	$ (34,646)